John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

September 4, 2007

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Investment Trust– (the “Registrant”)

-John Hancock Global Opportunities Fund (the “Fund”)

(formerly known as the John Hancock Large Cap Intrinsic Value Fund)
File No. 811-0560 and 2-10156	CIK: 0000022370

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Institutional Class I Prospectus of the Fund and the Fund’s revised Statement of Additional Information dated August 28, 2007 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

Assistant Secretary